Income taxes (Tables)	9 Months Ended
Sep. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the three and nine months ended September 30, 2026 and September 30, 2025, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Income tax expense	$32,446	$12,791	$74,868	$12,468
Total	$32,446	$12,791	$74,868	$12,468